Business Segmental Data (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 261,253	$ 252,994	$ 274,428
Non-current assets	1,070,757	980,888
United Arab Emirates | Groups Operation
Disclosure of geographical areas [line items]
Revenue	103,263	74,006	35,869
Non-current assets	570,016	514,089
United Arab Emirates | Customer Location
Disclosure of geographical areas [line items]
Revenue	67,993	62,966	61,546
United Kingdom | Groups Operation
Disclosure of geographical areas [line items]
Revenue	27,028	25,686	34,209
Non-current assets	18,678	24,620
United Kingdom | Customer Location
Disclosure of geographical areas [line items]
Revenue	$ 5,200	$ 5,791	$ 22,755